Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share
Note 20: Earnings per share

Earnings per share have been calculated using the weighted average number of common shares outstanding during the year after deduction of the shares held as treasury stock. The dilutive effect of share-based compensation plans was calculated using the treasury stock method, whereby the proceeds received from the exercise of share-based awards are assumed to be used to repurchase outstanding shares, using the average market price of the Bank’s shares for the year. Numbers of shares are expressed in thousands.

Prior to their conversion into common shares on March 31, 2015, outstanding contingent value convertible preference ("CVCP") shares were classified as participating securities as they were entitled to dividends declared to common shareholders on a 1:1 basis and were therefore included in the basic earnings per share calculation.

During the year ended December 31, 2017, options to purchase an average of 0.9 million (2016: 2.6 million, 2015: 2.9 million) common shares were outstanding. During the year ended December 31, 2017, the average number of outstanding awards of unvested common shares was 0.9 million (2016: 0.8 million, 2015: 0.9 million). Only awards for which the sum of 1) the expense that will be recognized in the future (i.e., the unrecognized expense) and 2) its exercise price, if any, was lower than the average market price of the Bank‘s common shares were considered dilutive and, therefore, included in the computation of diluted earnings per share. An award's unrecognized expense is also considered to be the proceeds the employees would need to pay to purchase accelerated vesting of the awards. For purposes of calculating dilution, such proceeds are assumed to be used by the Bank to buy back common shares at the average market price. The weighted-average number of outstanding awards, net of the assumed weighted-average number of common shares bought back, is included in the number of diluted participating shares.

A warrant, outstanding until the Bank repurchased it in December 2016, to purchase 0.43 million common shares issued to the Government of Bermuda in exchange for the Government's guarantee of the preference shares, with an exercise price per share of $34.72 (December 31, 2015: $34.72) was not included in the computation of earnings per share for the years ended December 31, 2016 and 2015 because the exercise price was greater than the average market price of the Bank‘s common shares.

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015

Net income	153,252	115,942	77,739
Less: Preference dividends declared and guarantee fee	—	(15,655)	(16,455)
Less: Premium on preference share buyback and redemption	—	(41,913)	(28)
Net income attributable to participating shares	153,252	58,374	61,256
Less: Dividend paid on common shares	(69,731)	(19,346)	(24,708)
Less: Dividend paid on contingent value convertible preference shares	—	—	(138)
Undistributed earnings attributable for participating shares	83,521	39,028	36,410

Basic Earnings Per Share	Common shares	Common shares	Common shares	CVCP
Weighted average number of shares issued	54,296	49,128	49,842	159
Weighted average number of common shares held as treasury stock	—	(506)	(1,079)	N/A
Weighted average number of participating shares (in thousands)	54,296	48,622	48,763	159

Allocation of undistributed earnings - Basic	83,521	39,028	36,292	118

Distributed earnings per share	1.28	0.40	0.50	0.20
Undistributed earnings per share	1.54	0.80	0.75	0.19
Basic Earnings Per Share	2.82	1.20	1.25	0.39

Diluted Earnings Per Share	Common shares	Common shares	Common shares	CVCP
Adjusted weighted average number of participating shares outstanding	54,296	48,622	48,763	159
Net dilution impact related to options to purchase common shares	561	607	472	N/A
Net dilution impact related to awards of unvested common shares	594	382	609	N/A
Weighted average number of diluted participating shares (in thousands)	55,451	49,611	49,844	159

Allocation of undistributed earnings - Diluted	83,521	39,028	36,294	116

Distributed earnings per share	1.26	0.40	0.50	0.20
Undistributed earnings per share	1.50	0.78	0.73	0.19
Diluted Earnings Per Share	2.76	1.18	1.23	0.39